Note 4 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
Note
4
– Accumu
lated Other Comprehensive
Loss

The following table presents the changes in accumulated other comprehensive loss by component, net of tax, for the years ended
December 31, 2018
and
2017
(in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	201 8	201 7
Balance beginning of the year	$(15)	$(38)

Other comprehensive income before reclassifications	13	25
Amount reclassified from accumulated other comprehensive loss	--	--
Total other comprehensive income	13	25

Reclassification of certain income tax effects from accumulated other comprehensive income	--	(2)
Balance end of the year	$(2)	$(15)
________________________
(1)	All amounts are net of tax. Amounts in parentheses indicate debits.